CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 4,377,646	$ 4,353,699	$ 3,305,179
Accounts receivable, net	2,385,357	1,685,623	1,259,887
Inventory	1,654,116	2,284,922	2,752,636
Deferred taxes	689,000	689,000	689,000
Prepaid expenses and other current assets	55,921	47,202	127,448
Total current assets	9,162,040	9,060,446	8,134,150
PROPERTY AND EQUIPMENT, net	4,981	3,107	5,988
Intangibles assets, net	$ 982,432	$ 1,037,369	1,037,117
Long-term investments			50,000
Deposits	$ 3,048	$ 3,048	3,048
TOTAL ASSETS	10,152,502	10,103,970	9,230,303
CURRENT LIABILITIES:
Accounts payable	857,445	813,600	1,204,894
Accrued expenses and other liabilities	172,504	152,736	280,402
Income tax payable	46,000	40,000	48,000
Line of credit	437,089	437,089	437,089
Current Portion of Term Loan Agreement	$ 511,608	$ 507,031	489,129
Redemption of preferred stock payable			15,459
Total current liabilities	$ 2,024,646	$ 1,950,456	2,474,974
LONG-TERM DEBT	1,309,975	1,439,799	1,946,733
TOTAL LIABILITIES	$ 3,334,621	$ 3,390,255	4,421,707
CONTINGENCIES AND COMMITMENTS
STOCKHOLDERS' EQUITY:
Common stock, $.01 par value, 150,000,000 shares authorized; 8,110,853 and 74,753,482 issued and outstanding as of December 31, 2014 and December 31, 2013, respectively	$ 80,821	$ 81,985	81,109
Subscribed common stock	380	38	66
Additional paid-in capital	26,427,641	26,280,388	26,049,722
Accumulated deficit	(19,690,960)	(19,648,697)	(21,322,299)
Total stockholders' equity	6,817,881	6,713,714	4,808,598
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,152,502	$ 10,103,970	$ 9,230,303